Short-term Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short Term Investments [Line Items]
Total balance of short-term investments	$ 135,248	$ 50,274
Interest income	1,930	1,996	$ 2,016
Short-term Investments
Short Term Investments [Line Items]
Total balance of short-term investments	135,248	50,274
Interest income	$ 1,154	$ 797	$ 47